Submission	May 26, 2026
Submission [Line Items]
Central Index Key	0001818105
Registrant Name	NB Private Markets Access Fund LLC
Form Type	SC TO
Submission Type	SC TO-I
Fee Exhibit Type	EX-FILING FEES